Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Summary of condensed statements of financial positions
(1)	Condensed statements of financial positions

	December 31, 2024	December 31, 2025
	(Korean Won in millions)
ASSETS
Cash and cash equivalents:
Bank subsidiaries	1,185,912	489,321
Investments in subsidiaries and associates
Bank subsidiaries	18,921,151	18,921,151
Non-bank subsidiaries	5,284,866	6,676,344
Other assets	961,108	1,307,556

Total assets	26,353,037	27,394,372

LIABILITIES
Debentures	2,037,567	2,667,525
Other liabilities	162,739	776,903

Total liabilities	2,200,306	3,444,428

EQUITY	24,152,731	23,949,944
Total liabilities and equity	26,353,037	27,394,372

Summary of condensed statements of comprehensive income
(2)	Condensed statements of comprehensive income

	2023	2024	2025
	(Korean Won in millions, except for per share data)
Interest and dividend income
Interest income
Bank subsidiaries	63,806	51,778	27,356
Other	786	—	940
Dividends
Bank subsidiaries	1,372,572	1,131,996	1,352,524
Non-bank subsidiaries	110,384	76,526	95,962
Others	(122,878)	(136,999)	(182,067)

Operating income	1,424,670	1,123,301	1,294,715

Non-operating loss	(1,043)	(147)	(170,511)
Net income before income tax expense	1,423,627	1,123,154	1,124,204
Income tax income(loss)	881	178	2,836

Net income	1,424,508	1,123,332	1,127,040

Other comprehensive income(loss), net of tax	18,916	9,138	3,562

Total comprehensive income	1,443,424	1,132,470	1,130,602

Basic and diluted earnings per share	1,754	1,296	1,326

Summary of condensed statements of cash flows
(3)	Condensed statements of cash flows

	2023	2024	2025
	(Korean Won in millions)
Cash flows from operating activities:
Net income	1,424,508	1,123,332	1,127,040
Adjustments:
Interest income
Bank subsidiaries	(63,806)	(51,778)	(27,356)
Other	(786)	—	(940)
Dividend income
Bank subsidiaries	(1,372,572)	(1,131,996)	(1,352,524)
Non-bank subsidiaries	(110,384)	(76,526)	(95,962)
Others	1,550,265	1,285,563	1,667,502

Net cash provided by operating activities	1,427,225	1,148,595	1,317,760

Cash flows from investing activities:
Acquisition of investments in subsidiaries	(898,740)	(535,541)	(1,405,504)
Increase in advance payments related to investments in subsidiaries	—	(155,388)	—
Others	24,992	973,476	99,342

Net cash provided by (used in) investing activities	(873,748)	282,547	(1,306,162)

Cash flows from financing activities:
Issue of hybrid securities	498,680	1,196,816	797,781
Redemption of hybrid securities	—	(1,000,000)	(900,000)
Dividends paid on hybrid securities	(131,149)	(158,682)	(150,059)
Increase in borrowings and debentures	399,234	599,000	938,401
Redemption of borrowings and debentures	(260,000)	(150,000)	(310,000)
Dividends paid	(979,586)	(882,183)	(931,111)
Others	(104,510)	(139,688)	(153,201)

Net cash provided by (used in) financing activities	(577,331)	(534,737)	(708,189)

Net increase(decrease) in cash and cash equivalents	(23,854)	896,405	(696,591)

Cash and cash equivalents, beginning of the period	313,361	289,507	1,185,912
Cash and cash equivalents, end of the period	289,507	1,185,912	489,321